Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2017
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Current marketable investment securities	$ 48,995	$ 132,593
Restricted marketable investment securities			$ 390
Total marketable investment securities	48,995	132,593	390
Restricted cash and cash equivalents	58,255	58,323	60,677
Other investment securities	98,050	97,306	106,874
Total other investment securities	98,050	97,306	106,874
Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$ 205,300	$ 288,222	$ 167,941
NagraStar L.L.C
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Ownership interest in equity method investment		50.00%		50.00%